Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value	[1]	$ 0.000625	$ 0.000625
Ordinary shares, shares authorized (in Shares)	[1]	60,000,000	60,000,000
Ordinary shares, shares issued (in Shares)	[1]	1,606,000	1,366,000
Ordinary shares, shares outstanding (in Shares)	[1]	1,606,000	1,366,000
Class B Ordinary Shares
Ordinary shares, par value	[1]	$ 0.000625	$ 0.000625
Ordinary shares, shares authorized (in Shares)	[1]	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	[1]	464,000	464,000
Ordinary shares, shares outstanding (in Shares)	[1]	464,000	464,000

[1]	Giving retroactive effect to share consolidation of the Company’s ordinary shares at a ratio of one-for-ten effective on October 8, 2026